ARO (Reconciliation Of Asset Retirement Obligation Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	$ 41.4	$ 17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	59.1	41.4
Indianapolis Power And Light Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	41.4	17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	$ 59.1	$ 41.4